Other operating income	12 Months Ended
Dec. 31, 2020
Other operating income
Other operating income

18    Other operating income

	2020	2019	2018
	US $’000
Capital gain, net	8,814	(*)35,471	3,015
Sundry	3,807	2,628	2,302
	12,621	38,099	5,317

(*)Includes capital gains related to the sale of real-estate assets.